Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of income by tax jurisdictions
Income by tax jurisdictions:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income from China operations	7,254,315	9,825,456	9,788,828
Income from non-China operations	822,889	161,546	198,652

Total income before taxes and share of income(loss) of equity method investees	8,077,204	9,987,002	9,987,480

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income tax expense
Current tax	1,709,300	1,750,493	2,220,156
Deferred tax	49,510	115,511	95,359

Total tax expense	1,758,810	1,866,004	2,315,515

Schedule of reconciliation of the income tax expense to income before income tax expense and share of loss of affiliates

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax and share of income(loss) of equity method investees	8,077,204	9,987,002	9,987,480
Computed income tax expense at PRC EIT tax rate	2,019,301	2,496,751	2,496,870
Effect of non-deductible expenses, including:
-Share-based compensation expenses	74,676	153,469	123,223
-Other non-deductible expenses	42,960	14,653	20,660
Effect of different tax rates of subsidiaries operating in other jurisdictions	(236,479)	(53,121)	(73,738)
Effect of tax holidays and preferential tax rates granted to PRC entities	(927,595)	(824,300)	(851,865)
Effect of non-taxable income	(162,051)	(20,279)	(60,717)
Change in valuation allowance	198,761	(49,919)	11,222
Tax on dividends and undistributed earnings	749,237	148,750	649,860

Income tax expense	1,758,810	1,866,004	2,315,515

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate effect	927,595	824,300	851,865
Per share effect:
Class A and Class B ordinary share:
—basic	7.29	7.45	8.03
—diluted	7.24	7.32	7.90

Schedule of the principal components of deferred tax assets

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	450,280	455,594
Allowance for doubtful debts	25,022	23,802
Impairment of investments	21,197	18,774
Inventory write-down	174,547	123,762
Deferred income	438,494	528,094
Impairment of long-lived assets	179,153	176,607
Others	8,873	7,763
Less: valuation allowance	(612,549)	(653,367)

Total deferred tax assets-non-current	685,017	681,029

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	508,669	482,128
Withholding tax on undistributed earnings	150,000	300,000
Others	33,823	1,735

Total deferred tax liabilities-non-current	692,492	783,863